Fair Value Measurements and Financial Instruments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 lease projects	Dec. 31, 2023 loan	Dec. 31, 2023 equityaccountedjointventures	Dec. 31, 2023 vessel	Dec. 31, 2023 projects	Dec. 31, 2022 loan equityaccountedjointventures lease projects	Dec. 31, 2021 projects
Fair Value Disclosures [Abstract]
Number of direct financing and sales-type leases | lease	4					3
Number of loans to equity-accounted joint ventures | loan		1				1
Number of equity-accounted joint ventures | equityaccountedjointventures			3			3
Number of vessels	10			42
Number of LNG project counterparties	2
Number of LNG projects					2	1	2